Shareholder's Equity	9 Months Ended
Sep. 30, 2021
Stockholders' Equity Note [Abstract]
Shareholder's Equity
H.
Shareholder
’
s Equity
Capital Contributions from Parent
GALIC received
non-cash
capital contributions from its former parent GAFRI totaling $1 million in the first nine months of 2021 (unaudited), $12 million in 2020, $19 million in 2019 and $17 million in 2018. The non-cash
capital contributions were investments and other similar assets, as well as GAFRI’s payment of certain overhead expenses on behalf of GALIC.
Accumulated Other Comprehensive Income, Net of Tax (“AOCI”)

Comprehensive income is defined as all changes in shareholder’s equity except those arising from transactions with shareholders. Comprehensive income includes net earnings and other comprehensive income, which consists primarily of changes in net unrealized gains or losses on available for sale securities. The progression of the components of accumulated other comprehensive income follows (in millions):

		Other Comprehensive Income (Loss)
	AOCI Beginning Balance	Pretax	Tax	Net of tax	Other (b)	AOCI Ending Balance
Nine months ended September 30, 2021 (unaudited)
Net unrealized gains (losses) on securities:
Unrealized holding losses on securities arising during the period		$(233)	$49	$(184)
Reclassification adjustment for realized (gains) losses included in net earnings (a)		(25)	6	(19)

Total net unrealized gains (losses) on securities (b)	$1,029	(258)	55	(203)	$—	$826
Net unrealized losses on cash flow hedges	41	(24)	5	(19)	—	22

Total	$1,070	$(282)	$60	$(222)	$—	$848

Year ended December 31, 2020
Net unrealized gains on securities:
Unrealized holding gains on securities arising during the period		$834	$(175)	$659
Reclassification adjustment for realized (gains) losses included in net earnings (a)		(396)	83	(313)

Total net unrealized gains on securities	$683	438	(92)	346	$—	$1,029
Net unrealized gains (losses) on cash flow hedges	17	30	(6)	24	—	41

Total	$700	$468	$(98)	$370	$—	$1,070

Year ended December 31, 2019
Net unrealized gains (losses) on securities:
Unrealized holding losses on securities arising during the period		$828	$(174)	$654
Reclassification adjustment for realized (gains) losses included in net earnings (a)		(16)	3	(13)

Total net unrealized gains (losses) on securities	$42	812	(171)	641	$—	$683
Net unrealized gains (losses) on cash flow hedges	(11)	36	(8)	28	—	17

Total	$31	$848	$(179)	$669	$—	$700

Year ended December 31, 2018
Net unrealized gains on securities:
Unrealized holding gains on securities arising during the period		$(561)	$118	$(443)
Reclassification adjustment for realized (gains) losses included in net earnings (a)		6	(1)	5

Total net unrealized gains on securities	$570	(555)	117	(438)	$(90)	$42
Net unrealized losses on cash flow hedges	(13)	2	—	2	—	(11)

Total	$557	$(553)	$117	$(436)	$(90)	$31

(a)	The reclassification adjustment out of net unrealized gains on securities affected the following lines in GALIC’s Statement of Earnings:

OCI component	Affected line in the statement of earnings
Pretax	Realized gains (losses) on securities
Tax	Provision for income taxes

(b)
On January 1, 2018, GALIC adopted new guidance that requires all equity securities other than those accounted for under the equity method to be reported at fair value with holding gains and losses recognized in net earnings. At the date of adoption, the $90 million net unrealized gain on equity securities classified as available for sale (with unrealized holding gains and losses reported in AOCI) under the prior guidance was reclassified from AOCI to retained earnings as the cumulative effect of an accounting change.